8. SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Segment Reporting [Abstract]
Segment information

	For the Six Months Ended September 30,
Sales	2013	2012
Canada	$7,204,313	$6,140,601
United States	9,319,723	1,916,265
Total	$16,524,036	$8,056,866

Long-lived assets	September 30, 2013	March 31, 2012
Canada	$1,490,389	$1,583,613
United States	914,053	648,742
Total	$2,404,442	$2,232,355

Sales	2013	2012
Canada	$10,977,476	$15,055,543
United States	5,909,791	869,670

Total	$16,887,267	$15,925,213

Long – Lived Assets	2013	2012
Canada	$1,560,869	$1,596,209
United States	671,486	386,081

Total	$2,232,355	$1,982,290